Loans (Tables)	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Summary of Allowance for Credit Losses
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the three months ended	2026 Jul. 31
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$101	$167	$257	$525
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	4	(6)	(22)	(24)
Changes in model	–	–	–	–
Net remeasurement (2)	(31)	53	66	88
Transfers (2)
– to 12-month ECL	39	(36)	(3)	–
– to lifetime ECL performing	(4)	9	(5)	–
– to lifetime ECL credit-impaired	–	(2)	2	–
Total provision for (reversal of) credit losses (3)	8	18	38	64
Write-offs	–	–	(8)	(8)
Recoveries	–	–	2	2
Interest income on impaired loans	–	–	(12)	(12)
Foreign exchange and other	1	–	3	4
Balance at end of period	$110	$185	$280	$575
Personal
Balance at beginning of period	$251	$893	$206	$1,350
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	12	(13)	(3)	(4)
Changes in model	–	–	–	–
Net remeasurement (2)	(143)	143	126	126
Transfers (2)
– to 12-month ECL	159	(157)	(2)	–
– to lifetime ECL performing	(19)	23	(4)	–
– to lifetime ECL credit-impaired	(1)	(19)	20	–
Total provision for (reversal of) credit losses (3)	8	(23)	137	122
Write-offs	–	–	(161)	(161)
Recoveries	–	–	21	21
Interest income on impaired loans	–	–	(2)	(2)
Foreign exchange and other	–	(2)	(3)	(5)
Balance at end of period	$259	$868	$198	$1,325
Credit card
Balance at beginning of period	$274	$875	$–	$1,149
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	4	(8)	–	(4)
Changes in model	–	–	–	–
Net remeasurement (2)	(155)	323	89	257
Transfers (2)
– to 12-month ECL	195	(195)	–	–
– to lifetime ECL performing	(25)	25	–	–
– to lifetime ECL credit-impaired	(1)	(131)	132	–
Total provision for (reversal of) credit losses (3)	18	14	221	253
Write-offs	–	–	(268)	(268)
Recoveries	–	–	47	47
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of period	$292	$889	$–	$1,181
Business and government
Balance at beginning of period	$412	$847	$587	$1,846
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	14	(19)	(13)	(18)
Changes in model	–	–	–	–
Net remeasurement (2)	(89)	20	212	143
Transfers (2)
– to 12-month ECL	81	(80)	(1)	–
– to lifetime ECL performing	(7)	9	(2)	–
– to lifetime ECL credit-impaired	–	(20)	20	–
Total provision for (reversal of) credit losses (3)	(1)	(90)	216	125
Write-offs	–	–	(94)	(94)
Recoveries	–	–	17	17
Interest income on impaired loans	–	–	(26)	(26)
Foreign exchange and other	8	–	26	34
Balance at end of period	$419	$757	$726	$1,902
Total ECL allowance (4)	$1,080	$2,699	$1,204	$4,983
Comprises:
Loans	$932	$2,519	$1,195	$4,646
Undrawn credit facilities and other off-balance sheet exposures (5)	148	180	9	337
(1)	Excludes the disposal and write-off of impaired loans.
(2)
Transfers represent stage movements of ECL allowances before net remeasurement. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(4)
See Note 4 to the interim consolidated financial statements for the ECL allowance on debt securities measured at FVOCI and amortized cost. The ECL allowances for other financial assets classified at amortized cost were immaterial as at July 31, 2026, April 30, 2026 and July 31, 2025 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our interim consolidated balance sheet.

$ millions, as at or for the three months ended	2026 Apr. 30				2025 Jul. 31
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$96	$160	$269	$525	$92	$132	$258	$482
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	4	(5)	(23)	(24)	4	(4)	(19)	(19)
Changes in model	–	–	(57)	(57)	–	–	–	–
Net remeasurement (2)	(36)	42	92	98	(24)	53	75	104
Transfers (2)
– to 12-month ECL	40	(37)	(3)	–	30	(28)	(2)	–
– to lifetime ECL performing	(3)	9	(6)	–	(3)	8	(5)	–
– to lifetime ECL credit-impaired	–	(2)	2	–	–	(2)	2	–
Total provision for (reversal of) credit losses (3)	5	7	5	17	7	27	51	85
Write-offs	–	–	(8)	(8)	–	–	(5)	(5)
Recoveries	–	–	1	1	–	–	3	3
Interest income on impaired loans	–	–	(11)	(11)	–	–	(10)	(10)
Foreign exchange and other	–	–	1	1	–	(1)	1	–
Balance at end of period	$101	$167	$257	$525	$99	$158	$298	$555
Personal
Balance at beginning of period	$249	$833	$193	$1,275	$242	$647	$206	$1,095
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	8	(12)	(8)	(12)	14	(11)	(7)	(4)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (2)	(122)	200	144	222	(112)	200	107	195
Transfers (2)
– to 12-month ECL	133	(131)	(2)	–	134	(133)	(1)	–
– to lifetime ECL performing	(21)	25	(4)	–	(29)	35	(6)	–
– to lifetime ECL credit-impaired	(1)	(20)	21	–	(1)	(17)	18	–
Total provision for (reversal of) credit losses (3)	(3)	62	151	210	6	74	111	191
Write-offs	–	–	(159)	(159)	–	–	(146)	(146)
Recoveries	–	–	21	21	–	–	19	19
Interest income on impaired loans	–	–	(2)	(2)	–	–	(2)	(2)
Foreign exchange and other	5	(2)	2	5	5	(1)	(4)	–
Balance at end of period	$251	$893	$206	$1,350	$253	$720	$184	$1,157
Credit card
Balance at beginning of period	$281	$861	$–	$1,142	$291	$702	$–	$993
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	3	(6)	–	(3)	9	(9)	–	–
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (2)	(168)	290	118	240	(145)	213	93	161
Transfers (2)
– to 12-month ECL	181	(181)	–	–	201	(201)	–	–
– to lifetime ECL performing	(21)	21	–	–	(18)	18	–	–
– to lifetime ECL credit-impaired	(2)	(110)	112	–	(1)	(97)	98	–
Total provision for (reversal of) credit losses (3)	(7)	14	230	237	46	(76)	191	161
Write-offs	–	–	(270)	(270)	–	–	(232)	(232)
Recoveries	–	–	40	40	–	–	41	41
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$274	$875	$–	$1,149	$337	$626	$–	$963
Business and government
Balance at beginning of period	$407	$877	$510	$1,794	$333	$1,103	$449	$1,885
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	8	(40)	(7)	(39)	14	(12)	(14)	(12)
Changes in model	–	–	–	–	84	(84)	–	–
Net remeasurement (2)	(30)	61	149	180	(39)	84	89	134
Transfers (2)
– to 12-month ECL	43	(43)	–	–	39	(38)	(1)	–
– to lifetime ECL performing	(12)	13	(1)	–	(9)	11	(2)	–
– to lifetime ECL credit-impaired	–	(21)	21	–	–	(56)	56	–
Total provision for (reversal of) credit losses (3)	9	(30)	162	141	89	(95)	128	122
Write-offs	–	–	(68)	(68)	–	–	(94)	(94)
Recoveries	–	–	9	9	–	–	13	13
Interest income on impaired loans	–	–	(27)	(27)	–	–	(22)	(22)
Foreign exchange and other	(4)	–	1	(3)	–	5	4	9
Balance at end of period	$412	$847	$587	$1,846	$422	$1,013	$478	$1,913
Total ECL allowance (4)	$1,038	$2,782	$1,050	$4,870	$1,111	$2,517	$960	$4,588
Comprises:
Loans	$896	$2,580	$1,044	$4,520	$992	$2,341	$952	$4,285
Undrawn credit facilities and other off-balance sheet exposures (5)	142	202	6	350	119	176	8	303
See previous page for footnote references.

$ millions, as at or for the nine months ended	2026 Jul. 31				2025 Jul. 31
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$100	$168	$306	$574	$89	$126	$234	$449
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	11	(20)	(68)	(77)	11	(15)	(55)	(59)
Changes in model	–	–	(120)	(120)	–	–	–	–
Net remeasurement (2)	(106)	126	223	243	(97)	131	164	198
Transfers (2)
– to 12-month ECL	115	(106)	(9)	–	104	(98)	(6)	–
– to lifetime ECL performing	(10)	25	(15)	–	(7)	21	(14)	–
– to lifetime ECL credit-impaired	–	(8)	8	–	–	(7)	7	–
Total provision for (reversal of) credit losses (3)	10	17	19	46	11	32	96	139
Write-offs	–	–	(19)	(19)	–	–	(9)	(9)
Recoveries	–	–	5	5	–	–	6	6
Interest income on impaired loans	–	–	(33)	(33)	–	–	(27)	(27)
Foreign exchange and other	–	–	2	2	(1)	–	(2)	(3)
Balance at end of period	$110	$185	$280	$575	$99	$158	$298	$555
Personal
Balance at beginning of period	$247	$803	$185	$1,235	$247	$546	$190	$983
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	29	(36)	(19)	(26)	30	(30)	(21)	(21)
Changes in model	–	–	–	–	(15)	97	–	82
Net remeasurement (2)	(407)	540	400	533	(429)	558	367	496
Transfers (2)
– to 12-month ECL	446	(440)	(6)	–	473	(467)	(6)	–
– to lifetime ECL performing	(57)	68	(11)	–	(54)	72	(18)	–
– to lifetime ECL credit-impaired	(3)	(58)	61	–	(3)	(53)	56	–
Total provision for (reversal of) credit losses (3)	8	74	425	507	2	177	378	557
Write-offs	–	–	(467)	(467)	–	–	(433)	(433)
Recoveries	–	–	62	62	–	–	60	60
Interest income on impaired loans	–	–	(6)	(6)	–	–	(6)	(6)
Foreign exchange and other	4	(9)	(1)	(6)	4	(3)	(5)	(4)
Balance at end of period	$259	$868	$198	$1,325	$253	$720	$184	$1,157
Credit card
Balance at beginning of period	$331	$717	$–	$1,048	$295	$660	$–	$955
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	12	(24)	–	(12)	28	(24)	–	4
Changes in model	(45)	87	–	42	(26)	32	–	6
Net remeasurement (2)	(524)	974	310	760	(583)	828	297	542
Transfers (2)
– to 12-month ECL	593	(593)	–	–	683	(683)	–	–
– to lifetime ECL performing	(71)	71	–	–	(58)	58	–	–
– to lifetime ECL credit-impaired	(4)	(343)	347	–	(2)	(245)	247	–
Total provision for (reversal of) credit losses (3)	(39)	172	657	790	42	(34)	544	552
Write-offs	–	–	(785)	(785)	–	–	(657)	(657)
Recoveries	–	–	128	128	–	–	113	113
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$292	$889	$–	$1,181	$337	$626	$–	$963
Business and government
Balance at beginning of period	$452	$932	$498	$1,882	$265	$1,061	$401	$1,727
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	28	(82)	(28)	(82)	35	(57)	(47)	(69)
Changes in model	–	–	–	–	85	(82)	–	3
Net remeasurement (2)	(171)	100	547	476	(44)	302	297	555
Transfers (2)
– to 12-month ECL	154	(152)	(2)	–	116	(112)	(4)	–
– to lifetime ECL performing	(36)	48	(12)	–	(31)	36	(5)	–
– to lifetime ECL credit-impaired	(3)	(71)	74	–	–	(131)	131	–
Total provision for (reversal of) credit losses (3)	(28)	(157)	579	394	161	(44)	372	489
Write-offs	–	–	(332)	(332)	–	–	(256)	(256)
Recoveries	–	–	33	33	–	–	30	30
Interest income on impaired loans	–	–	(80)	(80)	–	–	(69)	(69)
Foreign exchange and other	(5)	(18)	28	5	(4)	(4)	–	(8)
Balance at end of period	$419	$757	$726	$1,902	$422	$1,013	$478	$1,913
Total ECL allowance (4)	$1,080	$2,699	$1,204	$4,983	$1,111	$2,517	$960	$4,588
Comprises:
Loans	$932	$2,519	$1,195	$4,646	$992	$2,341	$952	$4,285
Undrawn credit facilities and other off-balance sheet exposures (5)	148	180	9	337	119	176	8	303
See previous pages for footnote references.

Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses

	Base case		Upside case		Downside case
As at July 31, 2026	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real gross domestic product (GDP) year-over-year growth
Canada (2)	1.5%	1.9%	2.3%	2.3%	–%	1.1%
United States	1.9%	2.0%	4.0%	3.0%	0.6%	1.3%
Unemployment rate
Canada (2)	6.5%	6.0%	6.2%	5.5%	6.8%	6.7%
United States	4.3%	4.1%	3.9%	3.6%	5.1%	4.8%
Canadian Housing Price Index growth (2)	(0.1)%	3.5%	2.6%	5.9%	(2.7)%	1.8%
Canadian household debt service ratio	14.6%	14.8%	14.5%	14.5%	15.0%	15.5%
West Texas Intermediate Oil Price (US$)	$76	$67	$96	$81	$59	$55

As at April 30, 2026
Real GDP year-over-year growth
Canada (2)	1.4%	1.9%	2.1%	2.3%	0.4%	1.1%
United States	1.8%	2.0%	2.9%	2.9%	0.7%	1.2%
Unemployment rate
Canada (2)	6.7%	6.0%	6.1%	5.5%	7.0%	6.8%
United States	4.6%	4.1%	3.8%	3.5%	5.0%	4.7%
Canadian Housing Price Index growth (2)	(0.6)%	3.2%	3.7%	5.2%	(5.1)%	–%
Canadian household debt service ratio	14.7%	14.9%	14.4%	14.6%	15.1%	15.7%
West Texas Intermediate Oil Price (US$)	$78	$68	$89	$80	$52	$55

As at October 31, 2025
Real GDP year-over-year growth
Canada (2)	1.1%	2.0%	1.7%	2.4%	(0.4)%	1.1%
United States	2.0%	1.8%	2.8%	2.8%	0.7%	1.0%
Unemployment rate
Canada (2)	6.8%	6.1%	6.4%	5.5%	7.4%	7.0%
United States	4.4%	4.1%	3.9%	3.5%	5.0%	4.6%
Canadian Housing Price Index growth (2)	0.8%	2.7%	3.9%	4.7%	(3.7)%	(0.5)%
Canadian household debt service ratio	14.6%	14.7%	14.3%	14.4%	15.2%	15.6%
West Texas Intermediate Oil Price (US$)	$70	$67	$74	$83	$54	$58
(1)	The remaining forecast period is generally four years.
(2)
In our ECL calculation process, Canadian Real GDP year-over-year growth and Canadian unemployment rate are forecasted at the provincial level while Canadian Housing Price Index growth is forecasted at the municipal level. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades
Loans
(1)

$ millions, as at					2026 Jul. 31					2025 Oct. 31
	Stage 1	Stage 2	Stage 3	(2)	Total	Stage 1	Stage 2	Stage 3	(2)	Total
Residential mortgages
– Exceptionally low	$175,157	$653	$–		$175,810	$171,983	$227	$–		$172,210
– Very low	84,349	1,481	–		85,830	85,628	1,171	–		86,799
– Low	11,998	2,326	–		14,324	10,987	2,749	–		13,736
– Medium	1,410	6,675	–		8,085	1,041	7,071	–		8,112
– High	14	1,762	–		1,776	11	1,859	–		1,870
– Default	–	–	1,462		1,462	–	–	1,097		1,097
– Not rated	2,844	198	184		3,226	2,808	183	218		3,209
Gross residential mortgages (3)(4)	275,772	13,095	1,646		290,513	272,458	13,260	1,315		287,033
ECL allowance	110	185	280		575	100	168	306		574
Net residential mortgages	275,662	12,910	1,366		289,938	272,358	13,092	1,009		286,459
Personal
– Exceptionally low	19,137	111	–		19,248	18,316	136	–		18,452
– Very low	10,512	262	–		10,774	10,794	324	–		11,118
– Low	7,517	1,257	–		8,774	6,404	2,104	–		8,508
– Medium	4,617	2,366	–		6,983	4,502	2,506	–		7,008
– High	217	1,470	–		1,687	759	922	–		1,681
– Default	–	–	247		247	–	–	253		253
– Not rated	789	39	37		865	779	30	37		846
Gross personal (4)	42,789	5,505	284		48,578	41,554	6,022	290		47,866
ECL allowance	231	814	198		1,243	222	749	185		1,156
Net personal	42,558	4,691	86		47,335	41,332	5,273	105		46,710
Credit card
– Exceptionally low	7,779	–	–		7,779	7,117	–	–		7,117
– Very low	1,711	–	–		1,711	443	–	–		443
– Low	7,457	205	–		7,662	6,727	380	–		7,107
– Medium	2,894	916	–		3,810	5,008	1,116	–		6,124
– High	113	1,276	–		1,389	6	594	–		600
– Default	–	–	–		–	–	–	–		–
– Not rated	188	8	–		196	184	6	–		190
Gross credit card	20,142	2,405	–		22,547	19,485	2,096	–		21,581
ECL allowance	263	821	–		1,084	302	640	–		942
Net credit card	19,879	1,584	–		21,463	19,183	1,456	–		20,639
Business and government
– Investment grade	129,718	847	–		130,565	119,315	875	–		120,190
– Non-investment grade	108,652	8,966	–		117,618	102,145	8,807	–		110,952
– Watchlist	71	3,788	–		3,859	61	3,901	–		3,962
– Default	–	–	2,094		2,094	–	–	2,031		2,031
– Not rated	270	17	–		287	269	12	–		281
Gross business and government (3)	238,711	13,618	2,094		254,423	221,790	13,595	2,031		237,416
ECL allowance	328	699	717		1,744	359	870	491		1,720
Net business and government	238,383	12,919	1,377		252,679	221,431	12,725	1,540		235,696
Total net amount of loans	$576,482	$32,104	$2,829		$611,415	$554,304	$32,546	$2,654		$589,504
(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $20 million (October 31, 2025: $23 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $13 million were recognized as at July 31, 2026 (October 31, 2025: $52 million). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at April 30, 2026 and October 31, 2025. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of $2 million (October 31, 2025: $2 million), which were included in Other assets on our interim consolidated balance sheet.
(3)
Includes $100 million (October 31, 2025: $3 million) of residential mortgages and $593 million (October 31, 2025: $560 million) of business and government loans that are measured and designated at FVTPL.

(4)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a SICR has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

Undrawn credit facilities and other off-balance sheet exposures

$ millions, as at				2026 Jul. 31				2025 Oct. 31
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$183,788	$127	$–	$183,915	$176,040	$190	$–	$176,230
– Very low	17,560	465	–	18,025	14,237	572	–	14,809
– Low	13,092	1,012	–	14,104	14,867	1,705	–	16,572
– Medium	2,087	1,061	–	3,148	2,449	1,508	–	3,957
– High	181	945	–	1,126	545	422	–	967
– Default	–	–	50	50	–	–	46	46
– Not rated	616	8	–	624	620	8	–	628
Gross retail	217,324	3,618	50	220,992	208,758	4,405	46	213,209
ECL allowance	57	122	–	179	54	131	–	185
Net retail	217,267	3,496	50	220,813	208,704	4,274	46	213,024
Business and government
– Investment grade	196,650	775	–	197,425	179,496	579	–	180,075
– Non-investment grade	84,627	3,231	–	87,858	79,909	2,659	–	82,568
– Watch list	25	987	–	1,012	57	1,046	–	1,103
– Default	–	–	211	211	–	–	217	217
– Not rated	770	78	–	848	947	42	–	989
Gross business and government	282,072	5,071	211	287,354	260,409	4,326	217	264,952
ECL allowance	91	58	9	158	93	62	7	162
Net business and government	281,981	5,013	202	287,196	260,316	4,264	210	264,790
Total net undrawn credit facilities and other off-balance sheet exposures	$499,248	$8,509	$252	$508,009	$469,020	$8,538	$256	$477,814